FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Non-derivatives:
Available-for-sale Securities	$ 119,975	$ 199,594
Carrying Value [Member]
Non-derivatives:
Available-for-sale Securities	119,975	199,594
Floating rate NOK bonds due 2017	67,368	63,681
Floating rate NOK bonds due 2019	90,380	85,434
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	0	800
Interest rate/ currency swap contracts – long-term payables	129,165	113,642
Fair Value [Member]
Non-derivatives:
Available-for-sale Securities	119,975	199,594
Floating rate NOK bonds due 2017	66,006	63,719
Floating rate NOK bonds due 2019	83,170	79,549
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	0	800
Interest rate/ currency swap contracts – long-term payables	129,165	113,642
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	0	117,500
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	0	118,021
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	350,000	350,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	372,505	378,315
Not Designated as Hedging Instrument [Member]
Derivatives:
Long term receivables, non-designated swap contracts	0	300
Long term payables, non-designated swap contracts	$ 23,800	$ 14,500